Description of the Plan (Details) - EBP 003	12 Months Ended
Jan. 31, 2026 USD ($) h loan
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%
Requisite service hours | h	1,000
Requisite service period	12 months
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Vesting percentage	20.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, loan origination fee	$ 50
Primary residence, loan origination fee	$ 95
General loan, maximum loans outstanding | loan	1
Primary residence, maximum loans outstanding | loan	1
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Vesting period	2 years
General loan, borrowing term	1 year
Primary residence, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Vesting period	6 years
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years